Goodwill and Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Goodwill [Roll Forward]
Balance, beginning of period		$ 2,700.5	$ 534.8
Business acquisitions	[1]	29.0	2,199.4
Measurement period adjustments	[2]	11.3	(33.7)
Reallocation of goodwill for segment reorganization	[3]		0.0
Balance, end of period		2,740.8	2,700.5
Motion Pictures
Goodwill [Roll Forward]
Balance, beginning of period		361.9	294.4
Business acquisitions	[1]	29.0	68.4
Measurement period adjustments	[2]	2.8	(0.9)
Reallocation of goodwill for segment reorganization	[3]		0.0
Balance, end of period		393.7	361.9
Television Production
Goodwill [Roll Forward]
Balance, beginning of period		309.2	240.4
Business acquisitions	[1]	0.0	0.0
Measurement period adjustments	[2]	0.0	0.0
Reallocation of goodwill for segment reorganization	[3]		68.8
Balance, end of period		309.2	309.2
Media Networks
Goodwill [Roll Forward]
Balance, beginning of period		2,029.4	0.0
Business acquisitions	[1]	0.0	2,131.0
Measurement period adjustments	[2]	8.5	(32.8)
Reallocation of goodwill for segment reorganization	[3]		(68.8)
Balance, end of period		$ 2,037.9	$ 2,029.4

[1]	In fiscal 2017, represents the goodwill resulting from the Starz Merger, which was allocated to the Media Networks and Motion Pictures segments based on the estimate of the relative fair value of the businesses included in each segment (see Note 2 and Note 15). In fiscal 2018, represents the goodwill resulting from the acquisition of Good Universe (see Note 2).
[2]	In fiscal 2017 and fiscal 2018, represents measurement period adjustments recorded for the Starz Merger. (3)Represents the reallocation of goodwill as the result of the reorganization of our segment structure during the three months ended June 30, 2018 (see Note 15).
[3]	Represents the reallocation of goodwill as the result of the reorganization of our segment structure during the three months ended June 30, 2018 (see Note 15).